Income taxes - Tax Effect on Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	226,314	184,845
Pension and OPEB	31,433	5,011
Acquisition related costs	5,152	5,134
Outside basis in partnership	0	2,533
Regulatory accounts	0	4,013
Financial derivatives	0	211
Environmental obligation	23,076	22,414
Production tax credit	1,633	673
Reserves not currently deductible	2,397	1,276
Other	2,780	136
Total deferred income tax assets	292,785	226,246
Less: Valuation allowance	(15,667)	(15,062)
Total deferred tax assets	277,118	211,184
Deferred tax liabilities:
Property, plant and equipment	(267,344)	(219,573)
Intangible assets	(8,321)	(5,478)
Outside basis in partnership	(2,210)	0
Regulatory accounts	(24,745)	0
Financial derivatives	7,675	0
Total deferred tax liabilities	(310,295)	(225,051)
Net deferred income tax assets/(liabilities)	(33,177)	(13,867)